As filed with the Securities and Exchange Commission

                              on November 16, 1999

                               File No. 333-83399

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       Post-Effective Amendment No. 1 [X]

                           --------------------------

                                    IVY FUND
               (Exact Name of Registrant as Specified in Charter)

              Via Mizner Financial Plaza, 700 South Federal Highway
                            Boca Raton, Florida 33432
               (Address of Principal Executive Offices) (Zip Code)

                                 (800) 456-5111
                  (Registrant's Area Code and Telephone Number)

                                 with copies to:

C. William Ferris                           Joseph R. Fleming
Ivy Management, Inc.                        Dechert Price & Rhoads
Via Mizner Financial Plaza                  Ten Post Office Square - South
700 South Federal Highway                   Boston, MA 02109-4603
Boca Raton, FL 33432

                           --------------------------

         This Amendment is being filed solely for the purpose of adding the enclosed exhibit to this Registration Statement. Parts A, B, and C of this Registration Statement on Form N-14 are incorporated by reference into this Post-Effective Amendment No. 1 to the Registration Statement from the filing of Pre-Effective Amendment No. 1 to the Registration Statement with the Securities and Exchange Commission on August 19, 1999, except for part 12 of Item 16 of the Registration Statement which is amended as indicated in Part C.

                                     PART C

                                OTHER INFORMATION

Item 16. EXHIBITS

         12. Opinion and consent of Dechert Price & Rhoads supporting the tax matters and consequences to shareholders discussed in the prospectus is filed herewith pursuant to the undertaking made in Item 16, part 12, of Pre-Effective Amendment No. 1 to the Registration Statement that the final tax opinion be filed as a post-effective amendment to the Registration Statement.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on November 16, 1999.

                                      IVY FUND

                                      By: /s/ C. WILLIAM FERRIS*,
                                          C. William Ferris, Secretary/Treasurer

*By:     /s/ JOSEPH R. FLEMING

         Joseph R. Fleming
         Attorney-in-fact

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the date indicated.

Signature                                Title                           Date

/s/ KEITH J. CARLSON*              President and Trustee               11/16/99

Keith J. Carlson

/s/ JOHN S. ANDEREGG, JR.*         Trustee                             11/16/99
John S. Anderegg, Jr.

/s/ PAUL H. BROYHILL*              Trustee                             11/16/99

Paul H. Broyhill

/s/STANLEY CHANNICK*               Trustee                             11/16/99
Stanley Channick

/s/ FRANK W. DEFRIECE, JR.*        Trustee                             11/16/99
Frank W. DeFriece, Jr.

/s/ ROY J. GLAUBER*                Trustee                             11/16/99

Roy J. Glauber

/s/ JOSEPH G. ROSENTHAL*           Trustee                             11/16/99

Joseph G. Rosenthal

/s/ RICHARD N. SILVERMAN*          Trustee                             11/16/99

Richard N. Silverman

/s/ J. BRENDAN SWAN*               Trustee                             11/16/99

J. Brendan Swan

/s/ C. WILLIAM FERRIS*             Secretary/Treasurer (Principal      11/16/99
C. William Ferris                  Financial and Accounting Officer)

*By:     /s/ JOSEPH R. FLEMING

         Joseph R. Fleming
         Attorney-in-Fact
         November 16, 1999

*Executed   pursuant  to  powers  of  attorney   filed  with  the   Registrant's
Registration Statement on Form N-14 as filed with the Commission electronically on July 21, 1999.

                                   EXHIBIT 12

                               September 29, 1999

                              The Fahnestock Funds
                                 in respect of

                        Hudson Capital Appreciation Fund
                                125 Broad Street
                            New York, New York 10004

                                    Ivy Fund
                                 in respect of

                          Ivy US Emerging Growth Fund
                           Via Mizner Financial Plaza
                           700 South Federal Highway

                                   Suite 300
                           Boca Raton, Florida 33432

Gentlemen:

         You have requested our opinion regarding certain federal income tax consequences to Hudson Capital Appreciation Fund ("Target"), a separate series of The Fahnestock Funds ("Fahnestock"), to the holders of the shares of beneficial interest (the "shares") of Target (the "Target shareholders"), and to Ivy US Emerging Growth Fund ("Acquiring Fund"), a separate series of Ivy Fund ("Ivy"), in connection with the proposed transfer of substantially all of the assets of Target to Acquiring Fund in exchange solely for voting shares of beneficial interest of Acquiring Fund ("Acquiring Fund shares"), followed by the distribution of such Acquiring Fund shares received by Target in complete liquidation, all pursuant to the Agreement and Plan of Reorganization (the "Plan") dated August 19, 1999 (the "Reorganization").

         For purposes of this opinion, we have examined and rely upon (1) the Plan, (2) the Proxy Statement/Prospectus filed by Ivy with the Securities and Exchange Commission, (3) the facts and representations contained in the letter dated September 29, 1999, addressed to us from Fahnestock on behalf of Target,
(4) the facts and representations contained in the letter dated September 29, 1999 addressed to us from Ivy on behalf of Acquiring Fund, and (5) such other documents and instruments as we have deemed necessary or appropriate for purposes of rendering this opinion.

         This opinion is based upon the Internal Revenue Code of 1986, as amended (the "Code"), United States Treasury regulations, judicial decisions and administrative rulings and pronouncements of the Internal Revenue Service, all as in effect on the date hereof. This opinion is conditioned upon the Reorganization taking place in the manner described in the Plan and the Proxy Statement referred to above.

         Based upon the foregoing, it is our opinion that:

          (1) The acquisition by Acquiring Fund of substantially all of the assets of Target in exchange solely for Acquiring Fund shares, followed by the distribution of such Acquiring Fund shares to the Target shareholders in exchange for their Target shares in complete liquidation of Target, will constitute a reorganization within the meaning of Section 368(a) of the Code. Acquiring Fund and Target will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code.

          (2) No gain or loss will be recognized to Target upon the transfer of substantially all of its assets to Acquiring Fund in exchange solely for Acquiring Fund shares, or upon the distribution to the Target shareholders of the Acquiring Fund shares.

          (3) No gain or loss will be recognized by Acquiring Fund upon the receipt of Target's assets in exchange for Acquiring Fund shares.

          (4) The basis of the assets of Target in the hands of Acquiring Fund will be, in each instance, the same as the basis of those assets in the hands of Target immediately prior to the Reorganization exchange.

          (5) The holding period of Target's assets in the hands of Acquiring Fund will include the period during which the assets were held by Target.

          (6) No gain or loss will be recognized to the Target shareholders upon the receipt of Acquiring Fund shares solely in exchange for Target shares.

          (7) The basis of the Acquiring Fund shares received by the Target shareholders will be the same as the basis of the Target shares surrendered in exchange therefor.

          (8) The holding period of the Acquiring Fund shares received by the Target shareholders will include the holding period of the Target shares surrendered in exchange therefor, provided that such Target shares were held as capital assets in the hands of the Target shareholders upon the date of the exchange.

         We express no opinion as to the federal income tax consequences of the Reorganization except as expressly set forth above, or as to any transaction except those consummated in accordance with the Plan.

         We hereby consent to the filing of this opinion as an exhibit to the Registration Statement on Form N-14 to be filed by Acquiring Fund with the Securities and Exchange Commission.

                            Very truly yours,

                           /S/ DECHERT PRICE & RHOADS
                               Dechert Price & Rhoads